Investments in joint ventures - Transactions between group and its joint ventures (Details) - Total for all joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales To Joint Ventures [Abstract]
Sales to related parties	$ 2,470	$ 3,653	$ 3,585
Related party receivable	469	507	501
Purchases from joint ventures [Abstract]
Purchases of goods, related party	2,230	2,952	3,328
Related party payables	$ 426	$ 468	$ 427